UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08245
                                                     ---------

                           Phoenix Equity Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant         Vice President and Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
             One American Row                         One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: November 30, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

PHOENIX EQUITY SERIES FUND
GLOSSARY
NOVEMBER 30, 2006

REIT (REAL ESTATE INVESTMENT TRUST)
Publicly traded companies that own develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Phoenix Growth & Income Fund

                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2006
                                   (UNAUDITED)

                                                   SHARES           VALUE
                                                -------------    ------------

DOMESTIC COMMON STOCKS--97.9%

AEROSPACE & DEFENSE--3.5%
General Dynamics Corp.                                  8,500    $    636,140
Honeywell International, Inc.                          32,100       1,379,658
Lockheed Martin Corp.                                  22,400       2,026,080
Northrop Grumman Corp.                                 15,200       1,017,336
Raytheon Co.                                           17,100         872,784
United Technologies Corp.                              58,800       3,794,364
                                                                 ------------
                                                                    9,726,362
                                                                 ------------

AIR FREIGHT & LOGISTICS--0.4%
FedEx Corp.                                             7,000         808,010
United Parcel Service, Inc. Class B                     5,100         397,392
                                                                 ------------
                                                                    1,205,402
                                                                 ------------

AIRLINES--0.3%
AMR Corp.(b)                                           11,500         367,540
Southwest Airlines Co.                                 32,900         516,859
                                                                 ------------
                                                                      884,399
                                                                 ------------

APPAREL RETAIL--0.4%
Gap, Inc. (The)                                        52,500         982,800

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
VF Corp.                                                9,400         736,866

ASSET MANAGEMENT & CUSTODY BANKS--1.9%
Bank of New York Co., Inc. (The)                       30,200       1,073,308
Federated Investors, Inc. Class B                      16,400         544,152
Franklin Resources, Inc.                                9,400       1,003,356
Mellon Financial Corp.                                  4,900         197,127
Northern Trust Corp.                                   23,900       1,361,344
State Street Corp.                                     17,200       1,068,636
                                                                 ------------
                                                                    5,247,923
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.3%
General Motors Corp.                                   32,100         938,283

BIOTECHNOLOGY--0.9%
Biogen Idec, Inc.(b)                                   17,300         904,098
Cephalon, Inc.(b)                                      16,100       1,205,246
Millennium Pharmaceuticals, Inc.(b)                    39,500         444,375
                                                                 ------------
                                                                    2,553,719
                                                                 ------------

BREWERS--0.6%
Anheuser-Busch Cos., Inc.                              32,600       1,548,826

                                                   SHARES           VALUE
                                                -------------    ------------

BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                                      79,400    $  2,362,150

BUILDING PRODUCTS--0.4%
Masco Corp.                                            30,100         863,569
USG Corp.(b)                                            3,500         195,055
                                                                 ------------
                                                                    1,058,624
                                                                 ------------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.                            24,000         846,480

COMMUNICATIONS EQUIPMENT--3.3%
Avaya, Inc.(b)                                         28,200         360,396
Cisco Systems, Inc.(b)                                193,900       5,212,032
Harris Corp.                                            9,700         408,467
Motorola, Inc.                                        126,800       2,811,156
Tellabs, Inc.(b)                                       25,100         252,004
                                                                 ------------
                                                                    9,044,055
                                                                 ------------

COMPUTER HARDWARE--4.2%
Dell, Inc.(b)                                          70,100       1,909,524
Hewlett-Packard Co.                                    99,600       3,930,216
International Business Machines Corp.                  60,900       5,597,928
Sun Microsystems, Inc.(b)                              30,500         165,310
                                                                 ------------
                                                                   11,602,978
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b)                                           46,600         610,926
Emulex Corp.(b)                                        29,900         624,013
Lexmark International, Inc. Class A(b)                  8,600         593,228
                                                                 ------------
                                                                    1,828,167
                                                                 ------------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS--0.5%
PACCAR, Inc.                                           13,500         881,550
Toro Co. (The)                                         12,600         565,740
                                                                 ------------
                                                                    1,447,290
                                                                 ------------

CONSUMER ELECTRONICS--0.1%
Harman International Industries, Inc.                   3,200         332,288

CONSUMER FINANCE--1.1%
American Express Co.                                   36,800       2,160,896
Capital One Financial Corp.                            10,000         778,800
                                                                 ------------
                                                                    2,939,696
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Computer Sciences Corp.(b)                              4,700         245,340

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                -------------    ------------

DATA PROCESSING & OUTSOURCED
SERVICES--(CONTINUED)
Fiserv, Inc.(b)                                        25,100    $  1,282,861
                                                                 ------------
                                                                    1,528,201
                                                                 ------------

DEPARTMENT STORES--2.3%
Federated Department Stores, Inc.                      50,100       2,108,709
Nordstrom, Inc.                                        40,700       1,995,114
Penney (J.C.) Co., Inc.                                28,600       2,211,924
                                                                 ------------
                                                                    6,315,747
                                                                 ------------

DIVERSIFIED BANKS--2.9%
Comerica, Inc.                                         11,700         681,525
U.S. Bancorp                                           26,200         881,368
Wachovia Corp.                                         85,700       4,644,083
Wells Fargo & Co.                                      45,600       1,606,944
                                                                 ------------
                                                                    7,813,920
                                                                 ------------

DIVERSIFIED CHEMICALS--0.4%
Dow Chemical Co. (The)                                 24,300         972,243
PPG Industries, Inc.                                    3,700         237,910
                                                                 ------------
                                                                    1,210,153
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES--0.2%
Dun & Bradstreet Corp.(b)                               8,200         674,204

DIVERSIFIED METALS & MINING--0.4%
Freeport-McMoRan Copper & Gold, Inc.
  Class B (Indonesia)(c)                               18,200       1,144,234

ELECTRIC UTILITIES--0.3%
PPL Corp.                                              21,900         796,065

ELECTRICAL COMPONENTS & EQUIPMENT--0.8%
Emerson Electric Co.                                   26,500       2,297,550

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Agilent Technologies, Inc.(b)                          19,100         608,144

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(b)                                   79,900         295,630

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Covanta Holding Corp.(b)                                8,600         189,888

FOOD RETAIL--0.3%
Kroger Co. (The)                                       33,500         718,910

FOOTWEAR--0.5%
Nike, Inc. Class B                                     14,000       1,385,300

HEALTH CARE DISTRIBUTORS--1.0%
Cardinal Health, Inc.                                  18,200       1,176,084
McKesson Corp.                                         29,900       1,477,060
                                                                 ------------
                                                                    2,653,144
                                                                 ------------

                                                   SHARES           VALUE
                                                -------------    ------------

HEALTH CARE EQUIPMENT--1.3%
Baxter International, Inc.                             29,100    $  1,301,934
Becton, Dickinson & Co.                                29,600       2,122,912
                                                                 ------------
                                                                    3,424,846
                                                                 ------------

HEALTH CARE SERVICES--0.2%
Caremark Rx, Inc.                                      14,300         676,390

HEALTH CARE TECHNOLOGY--0.3%
Emdeon Corp.(b)                                        71,800         850,830

HOME IMPROVEMENT RETAIL--1.5%
Home Depot, Inc. (The)                                 56,500       2,145,305
Sherwin-Williams Co. (The)                             32,500       2,032,875
                                                                 ------------
                                                                    4,178,180
                                                                 ------------

HOUSEHOLD APPLIANCES--0.7%
Black & Decker Corp. (The)                             18,100       1,554,428
Whirlpool Corp.                                         4,700         400,910
                                                                 ------------
                                                                    1,955,338
                                                                 ------------

HOUSEHOLD PRODUCTS--1.0%
Colgate-Palmolive Co.                                   6,700         435,835
Kimberly-Clark Corp.                                   35,000       2,326,450
                                                                 ------------
                                                                    2,762,285
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.4%
Newell Rubbermaid, Inc.                                43,200       1,230,768

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS--0.8%
Constellation Energy Group, Inc.                       18,300       1,255,563
Dynegy, Inc. Class A(b)                                47,300         321,167
TXU Corp.                                              12,000         688,680
                                                                 ------------
                                                                    2,265,410
                                                                 ------------

INDUSTRIAL CONGLOMERATES--1.8%
3M Co.                                                  5,400         439,884
General Electric Co.                                  123,900       4,371,192
                                                                 ------------
                                                                    4,811,076
                                                                 ------------

INDUSTRIAL MACHINERY--1.5%
Dover Corp.                                             6,700         337,010
Eaton Corp.                                            25,200       1,942,416
Illinois Tool Works, Inc.                              25,200       1,189,440
Parker-Hannifin Corp.                                   7,100         592,708
                                                                 ------------
                                                                    4,061,574
                                                                 ------------

INSURANCE BROKERS--0.2%
AON Corp.                                              12,800         456,704

INTEGRATED OIL & GAS--9.1%
Chevron Corp.                                          45,800       3,312,256

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                -------------    ------------

INTEGRATED OIL & GAS--(CONTINUED)
ConocoPhillips                                         35,500    $  2,389,150
Exxon Mobil Corp.                                     178,800      13,733,628
Marathon Oil Corp.                                      8,200         773,916
Occidental Petroleum Corp.                             94,000       4,731,960
                                                                 ------------
                                                                   24,940,910
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                            135,500       4,594,805
BellSouth Corp.                                        32,300       1,440,257
Citizens Communications Co.                            88,100       1,248,377
Qwest Communications International, Inc.(b)           138,800       1,067,372
Verizon Communications, Inc.                           97,800       3,417,132
                                                                 ------------
                                                                   11,767,943
                                                                 ------------

INTERNET RETAIL--0.4%
Expedia, Inc.(b)                                       22,400         407,008
IAC/InterActiveCorp.(b)                                18,800         686,012
                                                                 ------------
                                                                    1,093,020
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.2%
VeriSign, Inc.(b)                                      18,700         488,257

INVESTMENT BANKING & BROKERAGE--2.1%
Charles Schwab Corp. (The)                             31,600         579,544
Merrill Lynch & Co., Inc.                              44,400       3,881,892
Morgan Stanley                                         18,100       1,378,496
                                                                 ------------
                                                                    5,839,932
                                                                 ------------

LIFE & HEALTH INSURANCE--3.6%
AFLAC, Inc.                                            22,600         997,564
Lincoln National Corp.                                 29,100       1,850,469
MetLife, Inc.                                          63,300       3,717,609
Principal Financial Group, Inc. (The)                  23,000       1,328,250
Protective Life Corp.                                   3,700         174,714
Prudential Financial, Inc.                             19,500       1,588,860
StanCorp Financial Group, Inc.                          4,200         190,722
                                                                 ------------
                                                                    9,848,188
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES--0.6%
PerkinElmer, Inc.                                      20,600         446,402
Thermo Electron Corp.(b)                               29,200       1,279,836
                                                                 ------------
                                                                    1,726,238
                                                                 ------------

MANAGED HEALTH CARE--2.3%
Aetna, Inc.                                            34,900       1,441,719
CIGNA Corp.                                             7,600         957,980
UnitedHealth Group, Inc.                               42,000       2,061,360
WellPoint, Inc.(b)                                     22,600       1,710,142
                                                                 ------------
                                                                    6,171,201
                                                                 ------------

                                                   SHARES           VALUE
                                                -------------    ------------

MORTGAGE REIT'S--0.1%
American Home Mortgage Investment Corp.                11,100    $    392,607

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                                   4,900         361,473

MOVIES & ENTERTAINMENT--2.0%
Time Warner, Inc.                                     154,500       3,111,630
Viacom, Inc. Class B(b)                                23,600         885,236
Walt Disney Co. (The)                                  28,800         951,840
Warner Music Group Corp.                               19,200         488,064
                                                                 ------------
                                                                    5,436,770
                                                                 ------------

MULTI-LINE INSURANCE--0.2%
Hartford Financial Services Group, Inc. (The)           3,400         291,584
Unitrin, Inc.                                           3,500         171,220
                                                                 ------------
                                                                      462,804
                                                                 ------------

OIL & GAS DRILLING--0.6%
Grey Wolf, Inc.(b)                                     94,700         670,476
Pride International, Inc.(b)                           14,800         477,892
TODCO(b)                                               15,500         620,155
                                                                 ------------
                                                                    1,768,523
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--0.8%
Halliburton Co.                                        36,500       1,231,510
National Oilwell Varco, Inc.(b)                         3,800         252,738
Tidewater, Inc.                                        13,500         746,955
                                                                 ------------
                                                                    2,231,203
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.                                      6,100         447,557

OIL & GAS REFINING & MARKETING--0.2%
Sunoco, Inc.                                            6,700         456,672

OTHER DIVERSIFIED FINANCIAL SERVICES--7.1%
Bank of America Corp.                                 178,000       9,585,300
Citigroup, Inc.                                        82,901       4,111,061
JPMorgan Chase & Co.                                  126,100       5,835,908
                                                                 ------------
                                                                   19,532,269
                                                                 ------------

PACKAGED FOODS & MEATS--1.7%
Campbell Soup Co.                                      26,400       1,005,048
ConAgra Foods, Inc.                                    40,000       1,028,000
Del Monte Foods Co.                                    12,200         137,738
General Mills, Inc.                                    22,900       1,281,255
Heinz (H.J.) Co.                                       24,800       1,102,360
                                                                 ------------
                                                                    4,554,401
                                                                 ------------

PERSONAL PRODUCTS--0.7%
Estee Lauder Cos., Inc. (The) Class A                  31,800       1,313,022

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                -------------    ------------

PERSONAL PRODUCTS--(CONTINUED)
NBTY, Inc.(b)                                          14,600    $    530,710
                                                                 ------------
                                                                    1,843,732
                                                                 ------------

PHARMACEUTICALS--6.7%
Abbott Laboratories                                    45,800       2,137,028
Barr Pharmaceuticals, Inc.(b)                          10,100         515,908
Endo Pharmaceuticals Holdings, Inc.(b)                 15,900         431,049
Forest Laboratories, Inc.(b)                            3,300         160,710
Johnson & Johnson                                      98,300       6,478,953
Merck & Co., Inc.                                      35,000       1,557,850
Pfizer, Inc.                                          220,200       6,053,298
Watson Pharmaceuticals, Inc.(b)                         6,700         171,989
Wyeth                                                  18,600         898,008
                                                                 ------------
                                                                   18,404,793
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--2.7%
Allstate Corp. (The)                                   60,400       3,834,192
Philadelphia Consolidated Holding Co.(b)                5,100         227,205
Progressive Corp. (The)                                28,500         642,675
St. Paul Travelers Cos., Inc. (The)                    52,700       2,730,387
                                                                 ------------
                                                                    7,434,459
                                                                 ------------

RAILROADS--0.4%
Burlington Northern Santa Fe Corp.                      6,100         458,476
Norfolk Southern Corp.                                 13,300         655,025
                                                                 ------------
                                                                    1,113,501
                                                                 ------------

REGIONAL BANKS--0.8%
Bank of Hawaii Corp.                                    9,800         505,974
KeyCorp                                                23,200         837,520
National City Corp.                                     6,600         238,260
SunTrust Banks, Inc.                                    4,600         375,590
Synovus Financial Corp.                                11,800         354,236
                                                                 ------------
                                                                    2,311,580
                                                                 ------------

RESIDENTIAL REIT'S--0.2%
Archstone-Smith Trust                                   7,300         437,854

RESTAURANTS--1.5%
McDonald's Corp.                                       68,500       2,874,945
Yum! Brands, Inc.                                      21,900       1,340,061
                                                                 ------------
                                                                    4,215,006
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--0.5%
Lam Research Corp.(b)                                   8,300         436,580
Novellus Systems, Inc.(b)                              18,900         590,058
Teradyne, Inc.(b)                                      27,800         414,220
Verigy Ltd.(b)                                              1               4
                                                                 ------------
                                                                    1,440,862
                                                                 ------------

                                                   SHARES           VALUE
                                                -------------    ------------

SEMICONDUCTORS--2.2%
Advanced Micro Devices, Inc.(b)                        21,800    $    470,226
Atmel Corp.(b)                                         33,100         167,486
Freescale Semiconductor, Inc. Class B(b)               25,000         998,250
Intel Corp.                                            67,700       1,445,395
LSI Logic Corp.(b)                                     47,500         506,350
National Semiconductor Corp.                           18,800         454,772
ON Semiconductor Corp.(b)                              53,600         345,184
Texas Instruments, Inc.                                56,300       1,663,665
                                                                 ------------
                                                                    6,051,328
                                                                 ------------

SOFT DRINKS--1.1%
Coca-Cola Co. (The)                                    42,400       1,985,592
Pepsi Bottling Group, Inc. (The)                       37,100       1,161,972
                                                                 ------------
                                                                    3,147,564
                                                                 ------------

SPECIALIZED REIT'S--0.2%
FelCor Lodging Trust, Inc.                             20,800         457,808

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                       7,300         381,206

SPECIALTY STORES--0.1%
Barnes & Noble, Inc.                                    5,000         200,100

STEEL--0.2%
Chaparral Steel Co.                                     5,400         251,100
Nucor Corp.                                             2,400         143,640
United States Steel Corp.                               2,900         216,891
                                                                 ------------
                                                                      611,631
                                                                 ------------

SYSTEMS SOFTWARE--3.3%
BMC Software, Inc.(b)                                  16,700         543,752
Microsoft Corp.                                       193,700       5,681,221
Oracle Corp.(b)                                       133,700       2,544,311
Symantec Corp.(b)                                      11,200         237,440
                                                                 ------------
                                                                    9,006,724
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc.(b)                             12,900         409,704

TOBACCO--0.9%
Altria Group, Inc.                                      2,400         202,104
Loews Corp. - Carolina Group                           27,200       1,696,464
Reynolds American, Inc.                                 7,800         501,072
                                                                 ------------
                                                                    2,399,640
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                    77,700       1,515,927
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $190,622,802)                                    268,494,186
-----------------------------------------------------------------------------

Phoenix Growth & Income Fund

                                                   SHARES           VALUE
                                                -------------    ------------

FOREIGN  COMMON STOCKS(c)--1.4%

INDUSTRIAL CONGLOMERATES--0.4%
Tyco International Ltd. (United States)                30,600    $    926,874

INDUSTRIAL MACHINERY--1.0%
Ingersoll-Rand Co. Ltd. Class A
  (United States)                                      71,600       2,793,116
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,122,654)                                        3,719,990
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $192,745,456)                                    272,214,176
                                                                 ------------

                                                  PAR VALUE
                                                    (000)           VALUE
                                                -------------    ------------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(d)--0.7%
Clipper Receivables Co. LLC 5.33%, 12/1/06      $       1,865    $  1,865,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,865,000)                                        1,865,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $194,610,456)                                    274,079,176(a)

Other assets and liabilities, net--0.0%                                43,756
                                                                 ------------
NET ASSETS--100.0%                                               $274,122,932
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $80,659,397 and gross depreciation of $2,643,168 for federal income tax purposes. At November 30, 2006, the aggregate cost of securities for federal income tax purposes was $196,062,947.
(b)   Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1C "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(d)   The rate shown is the discount rate.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:
      The following is a summary of significant accounting policies consistently followed by the Equity Series Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION:
      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN SECURITY COUNTRY DETERMINATION
      A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX EQUITY SERIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2006 (UNAUDITED)

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Phoenix Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date    January 25, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George R. Aylward
                         -------------------------------------------------------
                                    George R. Aylward, President
                                    (principal executive officer)

Date     January 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ W. Patrick Bradley
                         -------------------------------------------------------
                                    W. Patrick Bradley, Chief Financial Officer
                                    and Treasurer
                                    (principal financial officer)

Date     January 25, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.